New Standards and Interpretations (Tables)	12 Months Ended
Dec. 31, 2019
IFRS 16 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Schedule of Significant Effects of Adopting New Standards

Affected items of consolidated balance sheet	As of December 31, 2018	Effect of application of new standards	As of January 1, 2019	Remarks
	US$’000	US$’000	US$’000
Assets
Prepayments	1,140	(59)	1,081	B
Lease assets*	66	(66)	—	A
Right-of-use assets	—	3,801	3,801	A, B, C
Prepaid land lease payments	978	(978)	—	B
Total affected assets	2,184	2,698	4,882
Liabilities
Financial lease liabilities - current	44	362	406	C
Financial lease liabilities - non-current	46	2,336	2,382	C
Total affected liabilities	90	2,698	2,788
* included in the line "Property, plant and equipment" in the balance sheet

A. Lease assets of $66 previously recognized under finance leases were reclassified from property, plant and equipment to right-of-use assets.

B. Prepaid land lease payments of $59 and $978 previously classified as prepayment under current assets and prepaid land lease payments under non-current assets were reclassified to right-of-use assets.

C.  The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases under IAS 17, except for short-term leases and leases of low-value asset. The Company recognized right-of-use assets based on the amount equal to the lease liabilities. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at January 1, 2019.

Summary of Reconciliation of IAS 17 Non-cancelled Operating Lease Commitment to IFRS 16 Lease Liability

Reconciliation of IAS 17 non-cancelled operating lease commitment to IFRS 16 lease liability:

2019
US$’000
Operating lease commitments disclosed as at December 31, 2018	3,263
Add: finance lease liabilities recognized as at December 31, 2018	90
Discounted using the incremental borrowing rate at January 1, 2019	(380)
Recognition exemption for:
Short-term leases	(169)
Leases of low-value assets	(16)
Lease liabilities recognized as at January 1, 2019	2,788

IFRS 9 and IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Schedule of Significant Effects of Adopting New Standards

The significant effects of adopting the new standards as of January 1, 2018 are summarized as below:

Affected items of consolidated balance sheet	As of December 31, 2017	Effect of application of new standards	As of January 1, 2018	Remarks
	US$’000	US$’000	US$’000
Assets
Contract assets - current	—	162	162	A
Gross amounts due from customers for contract work-in-progress	162	(162)	—	A
Trade receivables	112,403	16	112,419	C
Financial assets – available for sale	2,747	(2,747)	—	B
Financial assets at fair value through other comprehensive income	—	2,747	2,747	B
Deferred income tax assets	3,022	4	3,026	D
Total affected assets	118,334	20	118,354
Liabilities
Contract liabilities - current	—	113	113	E
Total affected liabilities	—	113	113
Equity
Retained earnings	53,350	(93)	53,257	B, C, D, E
Total affected equity	53,350	(93)	53,257
Total affected liabilities and equity	53,350	20	53,370

A. In accordance with IFRS 15, the Company reclassified gross amounts due from customers for contract work-in-progress in the amount of $162 to contract assets as of January 1, 2018.

B. Equity investments in non-listed equity investments previously classified as available-for-sale financial assets were reclassified and measured as financial assets at FVOCI because these investments are held as long-term strategic investments purpose. As a result, assets with fair value of $2,747 were reclassified from available-for-sale financial assets to financial assets at FVOCI and fair value gains of $1,717 were reclassified from the available-for-sale financial assets reserve to the FVOCI reserve on January 1, 2018, of which $843 was related to non-controlling interests.

C. The application of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for trade receivable by replacing IAS 39’s incurred loss approach with a forward looking ECL approach.  Upon application of IFRS 9, the Company reversed impairment on trade receivables by $16. As a result, trade receivables and retained earnings increased by $16.

D. The Company recognized deferred income tax assets for the temporary differences arising from the adjustments upon initial application of IFRS 9 and IFRS 15. Deferred income tax assets and retained earnings both increased by $4.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

E. In accordance with IFRS 15, the Company’s performance obligation to provide custodial and transportation services are recognized as contract liabilities under bill-and-hold agreements. After adopting IFRS 15, the Company recognizes revenue from custodial services over time and transportation revenue upon delivery. As of January 1, 2018, the balance of contract liabilities increased by $113, and retained earnings decreased by $113.

IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Schedule of Significant Effects of Adopting New Standards

The following tables summarized the impacts of adopting IFRS 15 on the consolidated income statement for the year ended December 31, 2018 and its consolidated balance sheet as of December 31, 2018 for each of the line items affected. There was no material impact on the consolidated statement of cash flows for the year ended December 31, 2018.

Affected items of consolidated income statement for the year ended December 31, 2018	As reported	Adjustments	Amounts without application of IFRS 15
	US$’000	US$’000	US$’000
Revenue	425,940	(26)	425,914
Gross profit	36,248	(26)	36,222
Operating profit	8,684	(26)	8,658
Profit before tax	11,332	(26)	11,306
Income tax expense	(3,886)	5	(3,881)
Profit for the year	7,446	(21)	7,425

Affected items of consolidated balance sheet as of December 31, 2018	As reported	Adjustments	Amounts without application of IFRS 15
	US$’000	US$’000	US$’000
Assets
Contract assets - current	1,460	(1,460)	—
Gross amounts due from customers for contract work-in-process	—	1,460	1,460
Deferred income tax assets	3,919	(18)	3,901
Total affected assets	5,379	(18)	5,361
Liabilities
Other current liabilities	3,272	(88)	3,184
Total affected liabilities	3,272	(88)	3,184
Equity
Retained earnings	55,016	34	55,050
Foreign currency translation reserve	(15,251)	1	(15,250)
Non-controlling interests	71,788	35	71,823
Total affected equity	111,553	70	111,623
Total affected liabilities and equity	114,825	(18)	114,807
4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)